SHARE OPTION PLAN (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended				1 Months Ended						0 Months Ended		0 Months Ended
	Feb. 14, 2012 USD ($) item	Feb. 14, 2012 CNY	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2008 Common Stock	Dec. 31, 2013 Common Stock	Dec. 31, 2013 Common Stock Employees and non-employees	Dec. 31, 2012 Common Stock Employees and non-employees	Dec. 31, 2011 Common Stock Employees and non-employees	Jun. 30, 2008 American Depository Shares	Dec. 31, 2013 Employees CNY	Dec. 31, 2012 Employees CNY	Dec. 31, 2011 Employees CNY	Aug. 10, 2000 Original Plan Options Minimum	Aug. 10, 2000 Original Plan Options Maximum	Dec. 13, 2004 Amended Plan	Mar. 31, 2007 Second Amended Plan	Mar. 31, 2007 Second Amended Plan Greater Than 10% Shareholder	Mar. 31, 2007 Second Amended Plan Options Minimum	Nov. 30, 2007 Equity Incentive Plan	Nov. 30, 2007 Equity Incentive Plan Minimum	Nov. 30, 2007 Equity Incentive Plan Greater Than 10% Shareholder	Nov. 30, 2007 Equity Incentive Plan Greater Than 10% Shareholder Maximum	Aug. 18, 2010 Second Amended Equity Incentive Plan	Dec. 31, 2013 Second Amended Equity Incentive Plan	Aug. 18, 2010 Second Amended Equity Incentive Plan Maximum
SHARE OPTION PLAN
Maximum percentage of ordinary shares eligible for option share grants															15.00%
Exercise price as a percentage of fair market value of common stock on date of grant														100.00%				110.00%			100.00%	110.00%
Vesting period for options														3 years					3 years		3 years					4 years
Ordinary shares eligible for issuance																12,846,621	12,846,621			12,846,621				16,071,593
Shareholder ownership interest subject to exercise price limitations																		10.00%				10.00%
Annual increase in number of shares issuable under the plan relative to the number of outstanding shares																				2.00%				2.50%
Period during which options are exercisable																							5 years	10 years
Options outstanding			6,699,624	9,128,105																					6,699,624
Options to purchase ordinary shares available to future grants																									2,110,061
Number of shares issued to depositary bank to be issued upon exercise of share options					8,344,305					2,781,435
Number of ordinary shares issued due to exercises			1,873,029				793,029	837,204	116,787
Number of shares held by depositary bank for future issuance						5,210,658
Number of underwater options	1,031,000	1,031,000
Option price (in dollars per ADSs)	$ 5.85
Number of employees affected by plan modification	30	30
Total incremental compensation cost		604
Share-based compensation expenses											611	3,804	3,446